PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

As of March 31, 2026 and September 30, 2025, property and equipment consisted of the following (in thousands):

	Useful Life (years)	March 31, 2026	September 30, 2025
Machinery and equipment	5 – 10	¥2,565	¥2,565
Tools, furniture, and fixtures	2 – 5	96,068	95,738
Vehicles	7	700	700
Less: Accumulated depreciation		(82,745)	(71,911)
Property and equipment, net		¥16,588	¥27,092